Mergers and Acquisitions - Pro Forma (Details) - Century Bancorp, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition, Pro Forma Information [Abstract]
Net interest income	$ 522,621	$ 502,853
Net income	$ 174,603	$ 61,858